STOCK-BASED COMPENSATION PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

NOTE 8.  STOCK-BASED COMPENSATION PLANS

The Company has outstanding stock-based compensation awards that were granted by the Holdings’ Compensation Committee of Holdings’ Board of Directors (the “Compensation Committee”) under the following two stock-based employee compensation plans:

•                  the GNC Holdings, Inc. 2011 Stock and Incentive Plan (the “2011 Stock Plan”) adopted in March 2011; and

•                  the GNC Acquisition Holdings Inc. 2007 Stock Incentive Plan adopted in March 2007 (as amended, the “2007 Stock Plan”).

Both plans have provisions that allow for the granting of stock options, restricted stock and other stock based awards and are available to certain eligible employees, directors, consultants or advisors as determined by the Compensation Committee.  Stock options under the plans were granted with exercise prices at or above fair market value on the date of grant, typically vest over a four- or five-year period and expire seven or ten years from the date of grant.

Up to 8.5 million shares of Class A common stock may be issued under the 2011 Stock Plan (subject to adjustment to reflect certain transactions and events specified in the 2011 Stock Plan for any award grant). If any award granted under the 2011 Stock Plan expires, terminates or is cancelled without having been exercised in full, the number of shares underlying such unexercised award will again become available for awards under the 2011 Stock Plan. The total number of shares of Class A common stock available for awards under the 2011 Stock Plan will be reduced by (i) the total number of stock options or stock appreciation rights exercised, regardless of whether any of the shares of Class A common stock underlying such awards are not actually issued to the participant as the result of a net settlement, and (ii) any shares of Class A common stock used to pay any exercise price or tax withholding obligation. In addition, the number of shares of Class A common stock that are subject to restricted stock, performance shares or other stock-based awards that are not subject to the appreciation of the value of a share of Class A common stock (“Full Share Awards”) that may be granted under the 2011 Stock Plan is limited by counting shares granted pursuant to such awards against the aggregate share reserve as 1.8 shares for every share granted. If any stock option, stock appreciation right or other stock-based award that is not a Full Share Award is cancelled, expires or terminates unexercised for any reason, the shares covered by such awards will again be available for the grant of awards under the 2011 Stock Plan. If any shares of Class A common stock that are subject to restricted stock, performance shares or other stock-based awards that are Full Share Awards are forfeited for any reason, 1.8 shares of Class A common stock will again be available for the grant of awards under the 2011 Stock Plan.

The Company will not grant any additional awards under the 2007 Stock Plan.  No stock appreciation rights, restricted stock, deferred stock or performance shares were granted under the 2007 Stock Plan.  The Company granted 100,625 and 1,705,625 options and 7,784 and 110,344 shares of restricted stock for the three and nine months ended September 30, 2011, respectively, under the 2011 Stock Plan.

The Company utilizes the Black Scholes model to calculate the fair value of options under both of the Holdings’ plans. The resulting compensation cost is recognized in the Company’s financial statements over the option vesting period.  The Company recognized $0.6 million and $0.8 million of non-cash stock-based compensation expense for the three months ended September 30, 2011 and 2010, respectively.  The Company recognized $2.9 million and $2.4 million of non-cash stock-based compensation expense for the nine months ended September 30, 2011 and 2010, respectively.  At September 30, 2011, there was $9.8 million of total unrecognized compensation cost related to non-vested stock-based compensation for all awards previously made that are expected to be recognized over a weighted average period of approximately 6.2 years.

During the nine months ended, September 30, 2011 the total intrinsic value of awards exercised was $22.8 million and the total amount of cash received from the exercise of options was $11.1 million. The tax impact associated with the exercise of awards for the nine months ended September 30, 2011 was a benefit of $8.4 million and was recorded to additional capital.  During the nine months ended September 30, 2010, there were no options exercised.

The following table sets forth a summary of stock options under all plans for the nine months ended September 30, 2011:

	Total Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (in Thousands)

Outstanding at December 31, 2010	9,344,188	$7.60
Granted	1,705,625	19.40
Exercised	(1,573,189)	7.07
Forfeited	(951,091)	13.30
Expired	(5,800)	10.81
Outstanding at September 30, 2011	8,519,733	$9.42	6.1	$91,139

Exercisable at September 30, 2011	5,862,292	$7.11	5.7	$76,251

The Black Scholes model utilizes the following assumptions in determining a fair value: price of underlying stock, award exercise price, expected term, risk-free interest rate, expected dividend yield and expected stock price volatility over the award’s expected term. Due to the utilization of these assumptions, the existing models do not necessarily represent the definitive fair value of awards for future periods.   As Holdings has had minimal exercises of stock options under its plans, the option term has been estimated by considering both the vesting period, which typically for both plans has been five or four years, and the contractual term, which historically has been either seven or ten years. Until the IPO, the fair value of the stock was estimated based upon the net enterprise value of the Company, discounted to reflect the lack of liquidity and control associated with the stock.  Following the consummation of the IPO, the fair value of the stock was based upon the closing price of the Class A common stock as reported on the New York Stock Exchange (the “NYSE”).  Volatility is estimated based upon the Company utilizing its current peer group average to estimate the expected volatility.

The assumptions used in the Company’s Black Scholes valuation related to stock option grants made during the nine months ended September 30, 2011 were as follows:

Dividend yield	0.00%
Expected option life	4.5 - 7.0 years
Volatility factor percentage of market price	38.5% - 39.2%
Discount rate	1.5% - 2.9%

The following table sets forth a summary of restricted stock units granted under the 2011 Stock Plan and related information for the nine months ended September 30, 2011:

	Restricted Stock Units	Weighted Average Fair Value

Granted	110,344	$19.24
Vested	-	-
Forfeited	(24,305)	18.98
Outstanding at September 30, 2011	86,039	$19.31

NOTE 19. STOCK-BASED COMPENSATION PLANS

Stock Options

          The Company utilizes the Black-Scholes model to calculate the fair value of options. The resulting compensation cost is recognized in the Company's financial statements over the option vesting period. At December 31, 2010, the net unrecognized compensation cost was $6.1 million and is expected to be recognized over a weighted average period of approximately 1.4 years.

          In 2007, the Board of Directors (the "Board") and stockholders approved and adopted the GNC Acquisition Holdings Inc. 2007 Stock Incentive Plan (the "2007 Stock Plan"). The purpose of the 2007 Stock Plan is to enable the Company to attract and retain highly qualified personnel who will contribute to the success of the Company. The 2007 Stock Plan provides for the granting of stock options, restricted stock, and other stock-based awards. The 2007 Stock Plan is available to certain eligible employees, directors, consultants or advisors as determined by the administering committee of the Board. The total number of shares of Holdings' Class A common stock reserved and available for the 2007 Stock Plan is 10.4 million shares. Stock options under the 2007 Stock Plan generally are granted with exercise prices at or above fair market value, typically vest over a four or five-year period and expire ten years from date of grant. No stock appreciation rights, restricted stock, deferred stock or performance shares have been granted under the 2007 Stock Plan.

          The following table outlines Holdings' total stock options activity:

	Total Options	Weighted Average Exercise Price
Outstanding at December 31, 2009	9,263,640	$7.27
Granted	680,000	12.58
Exercised	(13,876)	7.91
Forfeited	(518,325)	8.19
Expired	(67,251)	8.07

Outstanding at December 31, 2010	9,344,188	$7.60

Exercisable at December 31, 2010	5,031,731	$6.82

          Stock-based compensation expense for the years ended December 31, 2010, 2009 and 2008 was $3.2 million, $2.9 million, and $2.6 million, respectively.

          As of December 31, 2010, the weighted average remaining contractual life of outstanding options was 6.6 years. At December 31, 2010, the weighted average remaining contractual life of exercisable options was 6.1 years. The weighted average fair value of options granted during 2010, 2009, and 2008, was $2.65, $3.19, and $1.17, respectively.

          The Black-Scholes model utilizes the following assumptions in determining a fair value: price of underlying stock, option exercise price, expected option term, risk-free interest rate, expected dividend yield, and expected stock price volatility over the option's expected term. As the Company has had minimal exercises of stock options through December 31, 2010, 2009 and 2008 option term has been estimated by considering both the vesting period, which is typically for the successor and predecessor plans, five and four years, respectively, and the contractual term of ten and seven years, respectively. As the Company's underlying stock is not publicly traded on an open market, the Company utilized its current peer group average to estimate the expected volatility. The assumptions used in the Company's Black-Scholes valuation related to stock option grants made during the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
Dividend yield	0.00%	0.00%	0.00%
Expected option life	7.5 years	7.5 years	7.5 years
Volatility factor percentage of market price	31.5% - 33.0%	34.20% - 44.60%	26.00% - 28.40%
Discount rate	2.49% - 3.28%	0.43% - 3.28%	3.08% - 3.64%

          As the Black-Scholes option valuation model utilizes certain estimates and assumptions, the existing models do not necessarily represent the definitive fair value of options for future periods. Assumptions used in the Black-Scholes option valuation model include the fair value of the stock, as the stock is not publicly traded and volatility. The fair value of the stock is estimated based upon the net enterprise value of the Company, discounted to reflect the lack of liquidity and control associated with the stock. Volatility is estimated based upon the volatility in a sample peer group of companies. The average estimated fair value of the Company's stock for the years ended December 31, 2010, 2009 and 2008, were $9.89, $5.95, and $5.17 per share, respectively.